Shareholder Fees	Dec. 01, 2021
First Trust Short Duration Managed Municipal ETF | First Trust Short Duration Managed Municipal ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none